Accumulated Other Comprehensive Income - Reclassification Adjustments from Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Comprehensive Income Loss [Line Items]
Cost of products sold	$ (1,960.4)	$ (1,824.3)	$ (1,943.7)
Interest expense, net	(208.4)	(212.1)	(227.0)
Earnings (loss) from continuing operations before income taxes	499.0	(105.2)	880.1
Provision (benefit) for income taxes	53.5	(96.0)	(238.0)
Other income (expense), net	12.2	23.8	(4.9)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Other Comprehensive Income Loss [Line Items]
Net of tax	(6.2)	35.6	30.1
Net of tax	(6.2)	35.6	30.1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Other Comprehensive Income Loss [Line Items]
Earnings (loss) from continuing operations before income taxes	(1.4)	44.8	40.6
Provision (benefit) for income taxes	(0.1)	6.3	5.5
Net of tax	(1.3)	38.5	35.1
Net of tax	(1.3)	38.5	35.1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Other Comprehensive Income Loss [Line Items]
Cost of products sold	(0.8)	45.4	38.4
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member] | Forward Starting Interest Rate Swaps [Member]
Other Comprehensive Income Loss [Line Items]
Interest expense, net	(0.6)	(0.6)	(0.6)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member] | Interest Rate Swaps [Member]
Other Comprehensive Income Loss [Line Items]
Interest expense, net			2.8
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member]
Other Comprehensive Income Loss [Line Items]
Earnings (loss) from continuing operations before income taxes	(7.1)	(4.6)	(7.3)
Provision (benefit) for income taxes	(2.2)	(1.7)	(2.3)
Net of tax	(4.9)	(2.9)	(5.0)
Net of tax	(4.9)	(2.9)	(5.0)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Curtailment Gain [Member]
Other Comprehensive Income Loss [Line Items]
Other income (expense), net			7.2
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Prior Service Cost [Member]
Other Comprehensive Income Loss [Line Items]
Other income (expense), net	4.0	3.9	7.3
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plan Items [Member] | Unrecognized Actuarial (Loss) [Member]
Other Comprehensive Income Loss [Line Items]
Other income (expense), net	$ (11.1)	$ (8.5)	$ (21.8)